Operating Leases (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 15, 2018	Jul. 31, 2017	Jul. 28, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 08, 2020
Operating Leases [Abstract]
Lease, term		4 years	3 years
Lease additional, term	5 years	6 years	4 years				3 years
Monthly payment	$ 25,000	$ 3,000	$ 8,500
Reimbursed building adjustments costs	$ 689,000			$ 6,000
Restricted deposit				$ 213,000
Operating lease agreements, term				3 years
Operating leases cost, rental space and vehicles				$ 646,000	$ 633,000	$ 619,000
Variable lease payments				$ 12,000		$ 9,000